Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000130154_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000130154_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000130154_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,206
C000130154_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,527
C000130154_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,534
C000130154_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,283
C000130154_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,975
C000130154_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,283
C000130154_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,160
C000130154_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,916
C000130154_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,545
C000130154_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,480
C000130154_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000130154_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130154_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,074
C000130154_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,035
C000130154_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,480
C000130154_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,749
C000130154_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,900
C000130154_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,332
C000130154_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,416
C000130154_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,607
C000130154_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,756
C000130154_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,688
C000130154_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000130154_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130154_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000130154_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000130154_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000130154_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000130154_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000130154_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000130154_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000130154_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000130154_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000130154_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000048877_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000048877_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000048877_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,742
C000048877_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,881
C000048877_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,916
C000048877_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,429
C000048877_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,853
C000048877_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,750
C000048877_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,749
C000048877_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,165
C000048877_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,344
C000048877_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,859
C000048877_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000048877_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048877_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,074
C000048877_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,035
C000048877_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,480
C000048877_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,749
C000048877_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,900
C000048877_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,332
C000048877_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,416
C000048877_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,607
C000048877_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,756
C000048877_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,688
C000048877_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000048877_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048877_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000048877_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000048877_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000048877_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000048877_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000048877_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000048877_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000048877_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000048877_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000048877_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000048878_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000048878_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048878_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,190
C000048878_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,490
C000048878_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,493
C000048878_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,210
C000048878_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,865
C000048878_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,121
C000048878_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,001
C000048878_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,706
C000048878_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,262
C000048878_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,127
C000048878_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000048878_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048878_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,074
C000048878_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,035
C000048878_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,480
C000048878_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,749
C000048878_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,900
C000048878_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,332
C000048878_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,416
C000048878_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,607
C000048878_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,756
C000048878_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,688
C000048878_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000048878_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048878_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000048878_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000048878_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000048878_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000048878_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000048878_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000048878_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000048878_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000048878_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000048878_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000048876_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000048876_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048876_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,073
C000048876_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,206
C000048876_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,130
C000048876_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,622
C000048876_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,986
C000048876_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,809
C000048876_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,697
C000048876_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,991
C000048876_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,205
C000048876_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,761
C000048876_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000048876_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048876_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,074
C000048876_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,035
C000048876_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,480
C000048876_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,749
C000048876_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,900
C000048876_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,332
C000048876_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,416
C000048876_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,607
C000048876_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,756
C000048876_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,688
C000048876_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000048876_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048876_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000048876_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000048876_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000048876_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000048876_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000048876_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000048876_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000048876_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000048876_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000048876_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000048874_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000048874_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000048874_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,518
C000048874_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,648
C000048874_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,739
C000048874_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,242
C000048874_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,671
C000048874_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,576
C000048874_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,635
C000048874_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,081
C000048874_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,310
C000048874_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,879
C000048874_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000048874_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048874_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,074
C000048874_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,035
C000048874_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,480
C000048874_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,749
C000048874_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,900
C000048874_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,332
C000048874_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,416
C000048874_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,607
C000048874_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,756
C000048874_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,688
C000048874_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000048874_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048874_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000048874_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000048874_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000048874_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000048874_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000048874_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000048874_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000048874_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000048874_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000048874_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 38,012